Inventories (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Inventories [Abstract]
Raw materials	$ 5,130,000	$ 6,184,000
Work in process	4,360,000	2,974,000
Finished goods	5,779,000	5,217,000
Provision for excess and obsolete inventory	(357,000)	(664,000)
Total inventories	14,912,000	13,711,000
Goods in transit	$ 300,000	$ 300,000